Pensions and other post-retirement benefits - Current asset allocation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Otherf	$ 1,534	$ 1,279	$ 1,060
United Kingdom
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	10.00%
Bonds/cash (including LDI)	83.00%
Property/real estate	7.00%
Otherf	$ 1,088	1,133	795
US
Disclosure of fair value of plan assets [line items]
Total equity (including private equity)	24.00%
Bonds/cash (including LDI)	76.00%
Property/real estate	0.00%
Otherf	$ 33	54	131
Other
Disclosure of fair value of plan assets [line items]
Otherf	357	$ 22	$ 30
Canada
Disclosure of fair value of plan assets [line items]
Otherf	$ 341